Note 28 - Cash Flow Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure of Cash Flow [Abstract]
Note 28 - Cash Flow Disclosures

28                   Cash flow disclosures

(all amounts in thousands of U.S. dollars)

		Year ended December 31,
(i)	Changes in working capital	2020	2019	2018
	Inventories	828,796	311,459	(176,443)
	Receivables and prepayments and current tax assets	74,877	(34,368)	30,144
	Trade receivables	409,163	428,326	(517,579)
	Other liabilities	(34,871)	(18,295)	(22,984)
	Customer advances	(34,388)	16,844	5,976
	Trade payables	(184,442)	(180,857)	(57,066)
		1,059,135	523,109	(737,952)
(ii)	Income tax accruals less payments
	Tax accrued	23,150	202,452	229,207
	Taxes paid	(140,364)	(395,869)	(170,713)
		(117,214)	(193,417)	58,494
(iii)	Interest accruals less payments, net
	Interest accrued	8,627	(4,616)	(2,914)
	Interest received	19,613	30,890	40,613
	Interest paid	(28,778)	(30,655)	(31,548)
		(538)	(4,381)	6,151